Loans Receivable - Skeena Convertible Debenture (Details) $ / shares in Units, $ in Millions, $ in Millions					3 Months Ended	6 Months Ended
	Jun. 26, 2024 USD ($)	Jun. 26, 2024 CAD ($)	Dec. 18, 2023 USD ($)	Dec. 18, 2023 CAD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)
Loans Receivable
Amount advances			$ 18.7	$ 25.0		$ 83.5
Interest rate (in percent)			7.00%	7.00%
Conversion price | $ / shares				$ 7.70
Fair value of derivatives					$ 5.2	5.7
Other interest income					$ 0.3	0.6
Loans receivable
Loans Receivable
Amount advances						$ 0.0
Skeena Convertible Debenture
Loans Receivable
Interest rate (in percent)			7.00%	7.00%
Amount repaid	$ 18.9	$ 25.9